Basis of Presentation - Summary of Subsidiaries which are Wholly Owned and Subject to Control (Details)	6 Months Ended
Oct. 31, 2024
ImmunoPrecise Antibodies (Canada) Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (Canada) Ltd.
Equity Interest percentage	100.00%
Country of Incorporation	Canada
Functional Currency	Canadian dollar
ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")
Equity Interest percentage	100.00%
Country of Incorporation	USA
Functional Currency	US dollar
ImmunoPrecise Antibodies (N.D.) Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (N.D.) Ltd.
Equity Interest percentage	100.00%
Country of Incorporation	USA
Functional Currency	US dollar
ImmunoPrecise Antibodies (MA) LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (MA) LLC
Equity Interest percentage	100.00%
Country of Incorporation	USA
Functional Currency	US dollar
Talem Therapeutics LLC ("Talem")
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	Talem Therapeutics LLC ("Talem")
Equity Interest percentage	100.00%
Country of Incorporation	USA
Functional Currency	US dollar
ImmunoPrecise Netherlands B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Netherlands B.V.
Equity Interest percentage	100.00%
Country of Incorporation	Netherlands
Functional Currency	Euro
ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe")
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe")
Equity Interest percentage	100.00%
Country of Incorporation	Netherlands
Functional Currency	Euro
BioStrand B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	BioStrand B.V.
Equity Interest percentage	100.00%
Country of Incorporation	Belgium
Functional Currency	Euro
Idea Family B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	Idea Family B.V.
Equity Interest percentage	100.00%
Country of Incorporation	Belgium
Functional Currency	Euro
BioKey B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	BioKey B.V.
Equity Interest percentage	100.00%
Country of Incorporation	Belgium
Functional Currency	Euro
BioClue B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	BioClue B.V.
Equity Interest percentage	100.00%
Country of Incorporation	Belgium
Functional Currency	Euro
ImmunoPrecise Antibodies (Quebec), Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (Quebec), Ltd.
Equity Interest percentage	100.00%
Country of Incorporation	Canada
Functional Currency	Canadian dollar
9438-9244 Quebec, Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	9438-9244 Quebec, Inc.
Equity Interest percentage	100.00%
Country of Incorporation	Canada
Functional Currency	Canadian dollar